OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable
	December 31,
	2016	2015

Employees and payroll accruals	$88	$64
Income tax	154	127
Accrued expenses	851	525

	$1,093	$716